FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                                October 31, 2003





EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


RE: FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. (the "Registrant")


           1933 Act File No. 33-11410
           1940 Act File No. 811-4533


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated October 31, 2003, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 28 on October 28, 2003.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.



                                                Very truly yours,



                                                /s/ George F. Magera
                                                George F. Magera
                                                Assistant Secretary